Employee benefits (Details 4) - Plan assets [member] - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
IfrsStatementLineItems [Line Items]
Benefit obligation (Plan assets) as at beginning of the year	$ 5,059	$ 6,472
Interest income	460	387
Employer contributions	79	95
Benefits paid	(614)	(612)
Return on plan assets (excluding interest income)	(4)	(225)
Translation adjustment	491	(1,058)
Benefit obligation (Plan assets) as at end of the year	$ 5,471	$ 5,059